Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
4. Prepaid Expenses and Other Current Assets
The following table provides a summary of prepaid expenses and other current assets (in thousands):

	December 31,
	2022	2021
Prepaid materials, supplies and services	$820	$243
Prepaid insurance	32	21
Other	53	10

Prepaid expenses and other current assets	$905	$274